Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Currency Opportunities Fund))	0 Months Ended
Sep. 28, 2012
JPMorgan 3-Month Global Cash Index
Average Annual Return:
1 Year	(0.17%)
5 Years (or life of class, if less)	9.99% [1]
Class A
Average Annual Return:
1 Year	(8.00%)
5 Years (or life of class, if less)	(1.76%)
Inception Date	Jun. 30, 2010
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(8.69%)
5 Years (or life of class, if less)	(3.02%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(5.19%)
5 Years (or life of class, if less)	(2.20%)
Class C
Average Annual Return:
1 Year	(6.28%)
5 Years (or life of class, if less)	(0.14%)
Inception Date	Jun. 30, 2010
Class N
Average Annual Return:
1 Year	(5.81%)
5 Years (or life of class, if less)	(0.28%)
Inception Date	Jun. 30, 2010
Class Y
Average Annual Return:
1 Year	(4.42%)
5 Years (or life of class, if less)	0.83%
Inception Date	Jun. 30, 2010

[1]	As of 6/30/10